FT Vest U.S. Equity Buffer & Premium Income ETF - December Average Annual Total Returns		12 Months Ended	13 Months Ended		14 Months Ended	16 Months Ended		17 Months Ended	19 Months Ended		20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	28.42%	25.18%	33.75%	25.83%	26.01%	21.42%	25.07%	22.27%	24.95%	27.33%	23.46%	24.22%
FT Vest U.S. Equity Buffer & Premium Income ETF - December
Prospectus [Line Items]
Average Annual Return, Percent		5.56%		6.97%
Performance Inception Date	Dec. 15, 2023
FT Vest U.S. Equity Buffer & Premium Income ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.75%		4.23%
FT Vest U.S. Equity Buffer & Premium Income ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.25%		4.15%